American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
December 31, 2022

Small Cap Value - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.2%
Leonardo DRS, Inc.(1)	955,000	$12,204,900
Banks — 23.0%
Ameris Bancorp	1,290,000	60,810,600
BankUnited, Inc.	1,645,000	55,880,650
ConnectOne Bancorp, Inc.	1,060,000	25,662,600
F.N.B. Corp.	8,040,000	104,922,000
First BanCorp	7,695,000	97,880,400
First Interstate Bancsystem, Inc., Class A	950,000	36,717,500
First Merchants Corp.	615,000	25,282,650
First Mid Bancshares, Inc.	290,000	9,303,200
Home BancShares, Inc.	3,775,000	86,032,250
Independent Bank Group, Inc.	890,000	53,471,200
Old National Bancorp.	6,640,000	119,387,200
Origin Bancorp, Inc.	699,269	25,663,172
Pacific Premier Bancorp, Inc.	2,235,000	70,536,600
PacWest Bancorp	810,000	18,589,500
Premier Financial Corp.	710,000	19,148,700
QCR Holdings, Inc.	410,000	20,352,400
SouthState Corp.	1,325,000	101,177,000
Towne Bank	825,000	25,443,000
UMB Financial Corp.	1,220,000	101,894,400
Valley National Bancorp	7,630,000	86,295,300
Veritex Holdings, Inc.	1,815,000	50,965,200
		1,195,415,522
Building Products — 1.6%
DIRTT Environmental Solutions(1)	3,909,691	2,072,136
Hayward Holdings, Inc.(1)	2,945,542	27,688,095
Tecnoglass, Inc.	1,690,000	52,001,300
		81,761,531
Capital Markets — 1.4%
Donnelley Financial Solutions, Inc.(1)(2)	1,505,000	58,168,250
Patria Investments Ltd., Class A	1,165,000	16,228,450
		74,396,700
Chemicals — 1.6%
Element Solutions, Inc.	1,275,000	23,192,250
Minerals Technologies, Inc.	980,000	59,505,600
		82,697,850
Commercial Services and Supplies — 4.1%
Brink's Co.	1,700,000	91,307,000
CECO Environmental Corp.(1)	975,000	11,388,000
Charah Solutions, Inc.(1)(2)	170,578	921,118
Deluxe Corp.(2)	2,280,000	38,714,400
KAR Auction Services, Inc.(1)	2,930,000	38,236,500
Loomis AB	1,166,613	31,976,950
		212,543,968
Construction and Engineering — 0.6%
Dycom Industries, Inc.(1)	320,313	29,981,297
Containers and Packaging — 3.2%
Graphic Packaging Holding Co.	5,290,000	117,702,500

Pactiv Evergreen, Inc.	4,408,326	50,078,583
		167,781,083
Diversified Financial Services — 2.5%
A-Mark Precious Metals, Inc.(2)	1,270,000	44,107,100
Compass Diversified Holdings(2)(3)	4,751,777	86,624,895
		130,731,995
Electric Utilities — 0.6%
ALLETE, Inc.	350,000	22,578,500
PNM Resources, Inc.	215,000	10,489,850
		33,068,350
Electronic Equipment, Instruments and Components — 6.6%
Advanced Energy Industries, Inc.	180,000	15,440,400
Avnet, Inc.	2,475,000	102,910,500
Belden, Inc.	425,000	30,557,500
Coherent Corp.(1)	3,815,000	133,906,500
Vontier Corp.	3,070,000	59,343,100
		342,158,000
Energy Equipment and Services — 1.5%
ChampionX Corp.	2,635,000	76,388,650
NCS Multistage Holdings, Inc.(1)	45,173	1,129,325
		77,517,975
Equity Real Estate Investment Trusts (REITs) — 5.6%
CareTrust REIT, Inc.	1,455,000	27,033,900
Easterly Government Properties, Inc.	1,305,000	18,622,350
Four Corners Property Trust, Inc.	1,750,000	45,377,500
Getty Realty Corp.	440,000	14,894,000
Highwoods Properties, Inc.	1,325,000	37,073,500
Kite Realty Group Trust	1,850,000	38,942,500
National Health Investors, Inc.	580,000	30,287,600
NETSTREIT Corp.(3)	725,000	13,289,250
Physicians Realty Trust	2,285,000	33,063,950
Summit Hotel Properties, Inc.	2,900,000	20,938,000
UMH Properties, Inc.	815,844	13,135,088
		292,657,638
Gas Utilities — 0.9%
Northwest Natural Holding Co.	235,000	11,183,650
Southwest Gas Holdings, Inc.(1)	540,000	33,415,200
		44,598,850
Health Care Equipment and Supplies — 1.9%
Embecta Corp.	1,300,000	32,877,000
Enovis Corp.(1)	1,075,000	57,534,000
Zimvie, Inc.(1)	925,000	8,639,500
		99,050,500
Health Care Providers and Services — 1.4%
AMN Healthcare Services, Inc.(1)	90,000	9,253,800
Patterson Cos., Inc.	2,283,905	64,017,857
		73,271,657
Hotels, Restaurants and Leisure — 2.7%
Accel Entertainment, Inc.(1)	3,995,000	30,761,500
Boyd Gaming Corp.	445,000	24,265,850
Dave & Buster's Entertainment, Inc.(1)	1,550,000	54,932,000
Penn Entertainment, Inc.(1)	730,000	21,681,000
Red Robin Gourmet Burgers, Inc.(1)(2)(3)	1,533,309	8,555,864
		140,196,214

Household Durables — 2.9%
Mohawk Industries, Inc.(1)	310,000	31,688,200
Skyline Champion Corp.(1)	2,095,000	107,913,450
Vizio Holding Corp., Class A(1)	1,580,000	11,707,800
		151,309,450
Household Products — 2.3%
Spectrum Brands Holdings, Inc.	1,995,000	121,535,400
Insurance — 2.2%
Axis Capital Holdings Ltd.	1,503,262	81,431,702
ProAssurance Corp.	404,940	7,074,302
Selective Insurance Group, Inc.	310,000	27,469,100
		115,975,104
IT Services — 2.8%
Euronet Worldwide, Inc.(1)	335,000	31,617,300
EVERTEC, Inc.(2)	3,443,887	111,513,061
		143,130,361
Leisure Products — 3.2%
Brunswick Corp.	1,420,000	102,353,600
Malibu Boats, Inc., Class A(1)	995,000	53,033,500
Solo Brands, Inc., Class A(1)(3)	2,560,998	9,526,913
		164,914,013
Machinery — 4.6%
Esab Corp.	720,000	33,782,400
Gates Industrial Corp. PLC(1)	5,685,000	64,865,850
Graham Corp.(1)	381,617	3,671,156
Hillman Solutions Corp.(1)	4,447,338	32,065,307
Luxfer Holdings PLC	750,000	10,290,000
Timken Co.	1,340,000	94,697,800
		239,372,513
Media — 1.6%
Cable One, Inc.	55,000	39,152,300
Entravision Communications Corp., Class A(2)	7,736,758	37,136,438
Townsquare Media, Inc., Class A(1)	716,904	5,197,554
		81,486,292
Oil, Gas and Consumable Fuels — 1.3%
Earthstone Energy, Inc., Class A(1)	1,260,000	17,929,800
Enviva, Inc.(3)	890,000	47,143,300
		65,073,100
Personal Products — 1.8%
Edgewell Personal Care Co.	2,375,000	91,532,500
Professional Services — 2.1%
Barrett Business Services, Inc.	305,683	28,514,110
Korn Ferry	1,619,683	81,988,354
		110,502,464
Semiconductors and Semiconductor Equipment — 2.9%
Cohu, Inc.(1)	1,100,000	35,255,000
Kulicke & Soffa Industries, Inc.	2,030,000	89,847,800
MKS Instruments, Inc.	290,000	24,571,700
		149,674,500
Software — 2.8%
Digital Turbine, Inc.(1)	1,755,000	26,746,200
Teradata Corp.(1)	3,505,000	117,978,300
		144,724,500
Specialty Retail — 3.1%
MarineMax, Inc.(1)(2)	1,575,000	49,171,500

OneWater Marine, Inc., Class A(1)(2)	1,420,721	40,632,621
Penske Automotive Group, Inc.	450,000	51,718,500
RH(1)	80,000	21,375,200
		162,897,821
Textiles, Apparel and Luxury Goods — 2.0%
Tapestry, Inc.	2,785,000	106,052,800
Thrifts and Mortgage Finance — 1.0%
Enact Holdings, Inc.(3)	300,000	7,236,000
IBEX Holdings Ltd.(1)	734,157	18,243,801
Provident Financial Services, Inc.	1,220,000	26,059,200
		51,539,001
Trading Companies and Distributors — 3.9%
Beacon Roofing Supply, Inc.(1)	1,940,000	102,412,600
DXP Enterprises, Inc.(1)	920,000	25,346,000
GMS, Inc.(1)	1,365,000	67,977,000
Karat Packaging, Inc.	373,624	5,368,977
		201,104,577
TOTAL COMMON STOCKS (Cost $4,928,798,268)		5,190,858,426
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	38,739	38,739
State Street Navigator Securities Lending Government Money Market Portfolio(4)	24,979,394	24,979,394
		25,018,133
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $3,257,919), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $3,199,060)		3,197,568
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 11/15/31, valued at $20,038,985), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $19,655,299)		19,646,000
		22,843,568
TOTAL SHORT-TERM INVESTMENTS (Cost $47,861,701)		47,861,701
TOTAL INVESTMENT SECURITIES—100.8% (Cost $4,976,659,969)		5,238,720,127
OTHER ASSETS AND LIABILITIES — (0.8)%		(42,964,151)
TOTAL NET ASSETS — 100.0%		$5,195,755,976

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	7,337,996	USD	707,900	UBS AG	3/31/23	$(1,185)
USD	27,663,670	SEK	285,785,187	UBS AG	3/31/23	140,008
USD	841,897	SEK	8,726,265	UBS AG	3/31/23	1,480
						$140,303

NOTES TO SCHEDULE OF INVESTMENTS
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Non-income producing.
(2)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $24,559,944. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $25,184,417, which includes securities collateral of $205,023.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,158,881,476	$31,976,950	—
Short-Term Investments	25,018,133	22,843,568	—
	$5,183,899,609	$54,820,518	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$141,488	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,185	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2022 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
A-Mark Precious Metals, Inc.	$34,179	$14,599	$2,142	$(2,529)	$44,107	1,270	$402	$1,524
Avaya Holdings Corp.(1)	62,279	532	113,431	50,620	—	—	(107,607)	—
Barrett Business Services, Inc.	31,702	—	7,208	4,020	(2)	(2)	1,967	330
CECO Environmental Corp.(1)	9,663	—	6,130	7,855	(2)	(2)	2,008	—
Charah Solutions, Inc.(1)	9,610	—	2,430	(6,259)	921	171	(2,325)	—
Compass Diversified Holdings(3)	116,958	2,667	8,575	(24,425)	86,625	4,752	(1,235)	3,527
Deluxe Corp.	69,178	995	2,218	(29,241)	38,714	2,280	(801)	2,040
Donnelley Financial Solutions, Inc.(1)	59,853	1,744	7,117	3,688	58,168	1,505	6,207	—
DXP Enterprises, Inc.(1)	31,921	3,974	11,383	834	(2)	(2)	1,507	—
Edgewell Personal Care Co.	96,182	8,472	18,815	5,694	(2)	(2)	212	1,115
Entravision Communications Corp.	50,343	—	810	(12,397)	37,136	7,737	(145)	580
EVERTEC, Inc.	121,279	36,200	25,508	(20,458)	111,513	3,444	(4,351)	454
Graham Corp.(1)	5,632	—	6,327	4,366	(2)	(2)	(2,761)	—
Malibu Boats, Inc.(1)	59,489	7,362	11,965	(1,852)	(2)	(2)	(2,189)	—
MarineMax, Inc.(1)	63,120	7,046	9,657	(11,337)	49,172	1,575	(2,064)	—
OneWater Marine, Inc.(1)	48,067	1,913	1,521	(7,826)	40,633	1,421	(489)	—
Red Robin Gourmet Burgers, Inc.(1)(3)	25,852	—	—	(17,296)	8,556	1,533	—	—
Spectrum Brands Holdings, Inc.	165,342	21,049	23,711	(41,145)	(2)	(2)	(5,489)	2,461
Tecnoglass, Inc.	55,873	5,396	16,493	7,225	(2)	(2)	5,281	449
	$1,116,522	$111,949	$275,441	$(90,463)	$475,545	25,688	$(111,872)	$12,480
(1)Non-income producing.
(2)Company was not an affiliate at December 31, 2022.
(3)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.